Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash		$ 184,618	$ 194,113
Accounts receivable, net		102,078	80,587
Contract cost assets		159,247	138,740
Prepaid expenses and other current assets		1,208,106	1,246,256
Total current assets		1,654,049	1,659,696
Non-current assets:
Property and equipment, net		126,671	139,717
Operating lease right-of-use assets		871,955	991,796
Other non-current assets			243,040
Total non-current assets		998,626	1,374,553
TOTAL ASSETS		2,652,675	3,034,249
Current liabilities:
Current portion of long-term borrowings		65,952	59,887
Accounts payable		297,765	322,027
Deferred revenue		543,849	409,654
Amounts due to related parties		44,909
Accrued expenses and other liabilities		293,216	191,098
Operating lease liabilities, current		397,266	363,297
Total current liabilities		1,642,957	1,345,963
Non-current liabilities:
Amounts due to related parties, non-current		5,822,294	1,345,225
Long-term borrowings		69,326	95,624
Operating lease liabilities, non-current		474,690	628,499
Total non-current liabilities		6,366,310	2,069,348
TOTAL LIABILITIES		8,009,267	3,415,311
COMMITMENTS AND CONTINGENCIES (note 15)
Shareholders’ deficit
Additional paid-in capital		20,858,763	14,003,653
Accumulated deficit		(25,577,935)	(14,306,387)
Accumulated other comprehensive loss		(643,959)	(83,492)
Total shareholders’ deficit		(5,356,592)	(381,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		2,652,675	3,034,249
Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares value	[1]	500	500
Class B Ordinary Shares
Shareholders’ deficit
Ordinary shares value	[1]	6,039	4,664
Related Party
Current liabilities:
Amounts due to related parties		44,909
Non-current liabilities:
Amounts due to related parties, non-current		$ 5,822,294	$ 1,345,225

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).